Earnings (loss) per share - Additional information (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares [member]
Earnings per share [line items]
Anti-dilutive shares		9,893,333	9,893,333
Warrants outstanding		29,680,000	29,680,000
Series A Common Shares Under LTIP [member]
Earnings per share [line items]
Anti-dilutive shares	4,854,408	3,957,518	7,714,286
Class A Warrant [member]
Earnings per share [line items]
Warrants outstanding		65,000,000	65,000,000
Class A Warrant [member] | Series A common shares [member]
Earnings per share [line items]
Anti-dilutive shares		21,666,667	21,666,667
Forward Purchase Agreement Warrants [member]
Earnings per share [line items]
Anti-dilutive shares		1,666,667	1,666,667
Warrants outstanding		5,000,000	5,000,000